Consolidated Reinsurance Consolidated Reinsurance (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Life Insurance in Force, Ceded	$ 206,304	$ 465,841	$ 483,569
Life Insurance in Force, Assumed	6,879	7,006	94,863
Ceded Premiums Earned	943	1,153	1,090
Reinsurance assumed	11	79	297
Affiliated Entity [Member]
Life Insurance in Force, Ceded	17,100	266,400	278,500
Life Insurance in Force, Assumed	6,900	7,000	86,400
Life insurance (1)
Ceded Premiums Earned	711	929	855
Reinsurance assumed	11	76	288
Life insurance (1) | Affiliated Entity [Member]
Ceded Premiums Earned	537	766	687
Reinsurance assumed	$ 11	$ 34	$ 227